Short-Term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Bank Borrowings [Abstract]
Schedule of Short-Term Borrowings
	As of December 31,
	2022	2023
	RMB	RMB
Secured bank loans	72,500	—
Short-term borrowing	72,500	—